Contingent Liabilities and Financial Commitments - US Litigation - Additional Information (Details) £ in Millions, $ in Millions	12 Months Ended			24 Months Ended	36 Months Ended
	Dec. 31, 2018 GBP (£) Case ClassAction	Dec. 31, 2018 USD ($) Case ClassAction	Dec. 31, 2017 Case	Dec. 31, 2018 Case	Dec. 31, 2018 Case	Dec. 31, 2017 Case	Sep. 22, 1999 GBP (£)	Sep. 22, 1999 USD ($)
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases affirmed in favour of plaintiffs	15	15		12
Number of cases resolved					1
Industry claim for disgorgement							£ 220,000	$ 280,000
Number of class action specified the amount of claim | ClassAction	19	19
Class action alleged excess amount that plaintiffs seeking	£ 3,900,000	$ 5,000,000
Class action alleged maximum amount that plaintiffs seeking	£ 59,000	$ 75,000
Class Actions One
Disclosure Of Commitments And Contingencies [Line Items]
Number of class action alleged that plaintiffs seeking in excess of US$5,000,000 | ClassAction	18	18
Class Actions Two
Disclosure Of Commitments And Contingencies [Line Items]
Number of class action alleged that plaintiffs seeking in excess of US$5,000,000 | ClassAction	1	1
SFNTC [Member]
Disclosure Of Commitments And Contingencies [Line Items]
Total number of putative class actions filed | ClassAction	17	17
Motion in part granted, date	Dec. 21, 2017	Dec. 21, 2017
United States
Disclosure Of Commitments And Contingencies [Line Items]
Category of case	4	4
Number of cases tried						117
Corrective communications through newspaper	4 months	4 months
Corrective communications through television	1 year	1 year
United States | Reynolds Defendants
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases, mistrials declared					13
Total number of cases affirmed in favour of defendants					29
Florida
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases, mistrials declared					26
Number of cases dismissed					47
Total number of cases affirmed in favour of plaintiffs					50
Number of cases continued					2
Number of cases dismissed during trial					5
Number of punitive damage cases					4
Florida | Reynolds Defendants
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases affirmed in favour of defendants					27
Florida | Engle Progeny Cases
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases tried	109	109
California | Reynolds Defendants
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases affirmed in favour of defendants					1
New Jersey | Reynolds Defendants
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases affirmed in favour of defendants					1
United States
Disclosure Of Commitments And Contingencies [Line Items]
Total number of tobacco product liability case	3,900	3,900	1
United States | Engle Progeny Cases
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases scheduled for trial	135	135		135	135
United States | Reynolds Defendants
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases scheduled for trial	34	34		34	34
United States | Reynolds Defendants | Individual Smoking and Health Cases
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases scheduled for trial	12	12		12	12
United States | Reynolds Defendants | Filter Cases
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases scheduled for trial	20	20		20	20
United States | Reynolds Defendants | Other Non-smoking and Health Cases
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases scheduled for trial	1	1		1	1